Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Property and equipment, net

6Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Computer equipment and servers	5,559	2,826	404
Office furniture and equipment	4,067	3,620	518
Leasehold improvements	2,388	2,492	356
Less: Accumulated depreciation and impairment	(7,441)	(6,140)	(878)
Total property and equipment, net	4,573	2,798	400

No impairment loss charges were recognized on property and equipment for the years ended December 31, 2023, 2024 and 2025.

Depreciation expense recognized for the years ended December 31, 2023, 2024 and 2025 were RMB5,301, RMB1,309 and RMB931 (US$133), respectively.